UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/09 (Unaudited)

CORPORATE BONDS AND NOTES (80.0%)(a)
		Principal amount	Value

Advertising and marketing services (0.2%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,230,000	$1,183,875
Lamar Media Corp. 144A sr. notes 9 3/4s, 2014		280,000	296,800
Vertis, Inc. company guaranty sr. sec. notes Ser. A,
18 1/2s, 2012 (PIK)		542,138	170,773
			1,651,448

Automotive (2.9%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		665,000	686,613
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		1,590,000	1,335,600
ArvinMeritor, Inc. notes 8 3/4s, 2012		810,000	692,550
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(F) (NON)		2,135,000	214
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		3,200,000	3,193,325
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		4,670,000	4,623,300
Ford Motor Credit Co., LLC sr. unsec. FRN 3.26s, 2012		200,000	166,500
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		2,790,000	2,807,438
Ford Motor Credit Corp. sr. notes 7 1/4s, 2011		205,000	192,771
Ford Motor Credit Corp. sr. unsec. unsub. notes
7 1/2s, 2012		740,000	681,111
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		2,500,000	2,537,500
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	460,000	527,270
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$2,095,000	1,759,800
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		550,000	478,500
			19,682,492

Basic materials (7.4%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		2,345,000	2,339,138
AK Steel Corp. company guaranty sr. unsec. notes
7 3/4s, 2012		850,000	848,938
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,905,000	9,716
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		1,090,000	2,725
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.69s, 2012		1,675,000	954,750
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.629s, 2013 (Netherlands)		1,700,000	1,360,000
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		760,000	756,200
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		6,510,000	6,786,675
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,395,000	1,457,775
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011		1,685,000	1,752,400
Graphic Packaging International, Inc. sr. notes
8 1/2s, 2011		771,000	769,073
Graphic Packaging International, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2017		520,000	533,000
Grief, Inc. 144A sr. notes 7 3/4s, 2019		475,000	465,500
Hanson PLC, Ltd. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2010 (United Kingdom)		1,675,000	1,658,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		875,000	656,250
Huntsman International, LLC company guaranty sr.
unsec. sub. notes, Ser. REGS, 6 7/8s, 2013	EUR	915,000	1,075,030
International Paper Co. sr. unsec. notes 9 3/8s, 2019		$910,000	1,021,475
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		540,000	338,850
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,645,000	1,505,175
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		1,875,000	1,218,750
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		895,000	921,850
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		670,000	707,688
Nalco Co. 144A sr. notes 8 1/4s, 2017		365,000	381,425
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)		625,796	115,772
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		2,031,000	1,188,135
Novelis, Inc. company guaranty 7 1/4s, 2015		1,995,000	1,615,950
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		585,000	565,988
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	495,000	705,676
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$430,000	440,750
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	470,000	652,520

Smurfit Capital Funding PLC company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)	$70,000	54,425
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)	2,287,000	1,852,470
Smurfit-Stone Container Corp. sr. notes 8 3/8s, 2012
(In default) (NON)	1,960,000	1,229,900
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	310,000	304,575
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	1,750,000	1,631,875
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016	1,835,000	1,802,888
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	1,265,000	1,440,519
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	2,095,000	2,314,975
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	2,150,000	2,322,000
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)	820,000	651,900
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015	1,530,000	1,101,600
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.233s, 2014	860,000	481,600
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014	2,430,000	1,585,575
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014	1,570,000	1,538,600
		51,118,326

Broadcasting (1.9%)
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	610,000	457,500
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	840,000	281,400
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	1,315,000	1,384,038
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	2,795,000	2,829,938
Echostar DBS Corp. sr. notes 6 3/8s, 2011	3,700,000	3,704,625
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	755,000	756,888
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	2,000,000	1,280,000
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014	355,000	372,750
XM Satellite Radio Holdings, Inc. 144A sr. sec. notes
11 1/4s, 2013	370,000	383,875
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	1,830,000	1,738,500
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)	395,000	2,173
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)	1,142,000	126
		13,191,813

Building materials (1.8%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012	2,970,000	2,658,150
Building Materials Corp. company guaranty notes
7 3/4s, 2014	1,865,000	1,753,100
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	1,975,000	1,804,945
Owens Corning, Inc. company guaranty sr. unsec. notes
6 1/2s, 2016	1,655,000	1,568,981
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	2,170,000	2,251,375
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	455,000	423,150
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	3,495,000	1,642,650
		12,102,351

Capital goods (4.6%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	1,755,000	1,676,025
Allied Waste North America, Inc. company guaranty sr.
unsub. sec. notes 7 7/8s, 2013	355,000	367,425
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019	190,000	189,525
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	285,000	285,000
BBC Holding Corp. sr. notes 8 7/8s, 2014	2,465,000	2,169,200
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018	2,970,000	2,925,450
Belden CDT, Inc. 144A company guaranty sr. sub. notes
9 1/4s, 2019	575,000	577,875
Berry Plastics Holding Corp. company guaranty sr.
unsec. sub. notes 10 1/4s, 2016	431,000	336,180
Berry Plastics Holding Corp. sec. notes FRN 4.504s,
2014	230,000	165,600
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013	1,960,000	1,950,200
General Cable Corp. company guaranty sr. unsec. notes
FRN 2.972s, 2015	2,260,000	1,949,250
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/2s, 2012	870,000	870,000
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015	200,000	131,000
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	2,985,000	2,813,363
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014	725,000	692,375
L-3 Communications Corp. company guaranty sr. unsec.

sub. notes 5 7/8s, 2015		575,000	537,625
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,185,000	3,057,285
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		605,000	447,700
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	695,000	965,922
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$2,045,000	1,881,400
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		1,635,000	1,504,200
TD Funding Corp. company guaranty 7 3/4s, 2014		2,715,000	2,694,638
Terex Corp. company guaranty 7 3/8s, 2014		1,750,000	1,671,250
Titan International, Inc. company guaranty 8s, 2012		2,150,000	2,069,375
			31,927,863

Coal (1.2%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		4,165,000	3,977,575
Peabody Energy Corp. company guaranty 7 3/8s, 2016		4,020,000	4,020,000
			7,997,575

Commercial and consumer services (1.3%)
Aramark Corp. company guaranty 8 1/2s, 2015		2,295,000	2,226,150
Aramark Corp. company guaranty sr. unsec. notes FRN
3.983s, 2015		315,000	268,538
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		2,020,000	1,994,750
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018		550,000	558,938
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016		855,000	873,169
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,985,000	2,029,663
Travelport LLC company guaranty 11 7/8s, 2016		390,000	300,300
Travelport LLC company guaranty 9 7/8s, 2014		795,000	673,763
			8,925,271

Communication services (9.9%)
American Tower Corp. sr. unsec. notes 7s, 2017		705,000	691,781
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019		570,000	560,025
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		710,000	653,200
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		2,010,000	2,055,225
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		590,000	595,900
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)		25,000	250
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		290,000	322,263
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		3,205,000	3,561,556
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)		1,075,000	1,085,750
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		845,000	861,900
Centennial Communications Corp. sr. unsec. notes FRN
6.347s, 2013		500,000	485,000
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,005,000	944,700
Citizens Communications Co. notes 9 1/4s, 2011		1,660,000	1,747,150
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		2,280,000	2,148,900
Cricket Communications, Inc. 144A sr. sec. notes
7 3/4s, 2016		1,005,000	974,850
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,145,000	2,155,725
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		1,100,000	981,750
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		1,545,000	1,541,138
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014		750,000	744,375
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		2,216,000	2,299,100
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		4,295,000	4,466,800
Intelsat Bermuda, Ltd. 144A company guaranty sr.
unsec. notes 11 1/4s, 2017 (Bermuda)		1,400,000	1,323,000
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		690,000	672,750
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon Ser. *, zero
% (9 1/2s, 2/1/10), 2015 (Bermuda) (STP)		2,165,000	2,110,875
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		960,000	967,200
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 1/2s, 2013 (Bermuda)		1,275,000	1,284,563
iPCS, Inc. company guaranty sr. notes FRN 2.608s, 2013		680,000	557,600
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		2,520,000	2,079,000
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		265,000	206,700
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		425,000	420,750
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		3,445,000	3,380,406
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		2,805,000	2,394,769

NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		545,000	539,550
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		455,000	461,825
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		1,020,000	879,750
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		140,000	135,100
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		3,555,000	3,661,650
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,135,000	933,538
Qwest Corp. 144A sr. unsec. notes 8 3/8s, 2016		400,000	404,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,730,000	1,747,300
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		520,000	522,600
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		1,150,000	1,147,125
Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,560,000	2,589,900
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		830,000	790,575
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		805,000	819,088
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		200,000	201,750
West Corp. company guaranty 9 1/2s, 2014		1,955,000	1,803,488
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		1,600,000	1,736,000
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	200,000	296,206
Windstream Corp. company guaranty 8 5/8s, 2016		$3,125,000	3,136,719
Windstream Corp. company guaranty 8 1/8s, 2013		2,160,000	2,160,000
			68,241,115

Conglomerates (0.2%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		1,510,000	1,515,663
			1,515,663

Consumer (0.6%)
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		2,040,000	2,050,200
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		2,680,000	2,425,400
			4,475,600

Consumer staples (5.4%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		415,457	6,416
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		1,475,000	1,172,625
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		965,000	776,825
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		2,060,000	1,944,125
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		290,000	284,200
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		60,853	24,037
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		275,000	266,063
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		2,715,000	2,626,763
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		2,625,000	2,680,781
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014		1,965,000	2,240,100
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,645,000	2,433,400
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		1,880,000	1,856,500
Jarden Corp. company guaranty 7 1/2s, 2017		3,185,000	3,065,563
Jarden Corp. sr. unsec. 8s, 2016		605,000	620,125
JBS USA LLC/JBS USA Finance, Inc. 144A sr. notes
11 5/8s, 2014		1,015,000	1,065,750
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015		655,000	627,163
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,013,000	2,033,130
Rite Aid Corp. company guaranty 9 1/2s, 2017		1,885,000	1,357,200
Rite Aid Corp. sec. notes 7 1/2s, 2017		180,000	150,300
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017		1,270,000	1,327,150
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011		410,000	385,400
Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013		1,420,000	1,171,500
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		975,000	994,500
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015
(In default) (NON)		1,990,000	1,432,800
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 12 1/2s (12 3/4s, 10/2/09), 2013
(STP) (In default) (NON)(PIK)		1,370,000	986,400
Supervalu, Inc. sr. unsec. notes 8s, 2016		1,010,000	993,588
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		1,185,000	1,321,275
United Rentals North America, Inc. company guaranty
sr. unsec. notes 6 1/2s, 2012		555,000	532,800
United Rentals North America, Inc. 144A company
guaranty sr. unsec. notes 10 7/8s, 2016		265,000	270,300
Wendy's/Arby's Restaurants LLC 144A sr. unsec. notes
10s, 2016		2,795,000	2,864,875
			37,511,654

Energy (oil field) (1.6%)
Complete Production Services, Inc. company guaranty

8s, 2016	1,440,000	1,234,800
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	3,400,000	3,196,000
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	955,000	873,825
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	2,220,000	2,009,100
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	881,231	893,852
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	1,890,000	1,908,900
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)	1,480,000	547,600
		10,664,077

Entertainment (1.0%)
AMC Entertainment, Inc. company guaranty 11s, 2016	771,000	797,985
Cinemark, Inc. 144A company guaranty sr. notes 8 5/8s,
2019	810,000	818,100
Hertz Corp. company guaranty 8 7/8s, 2014	2,310,000	2,211,825
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,840,000	1,534,100
Universal City Development Partners, Ltd. sr. unsec.
unsub. notes 11 3/4s, 2010	1,470,000	1,466,325
		6,828,335

Financials (3.0%)
CB Richard Ellis Services, Inc. 144A sr. sub. notes
11 5/8s, 2017	670,000	696,800
CIT Group, Inc. sr. unsec. notes 7 5/8s, 2012	1,145,000	648,719
CIT Group, Inc. sr. unsec. unsub. notes 5.65s, 2017	900,000	505,744
CIT Group, Inc. sr. unsec. unsub. notes 5.2s, 2010	700,000	421,014
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	400,000	395,253
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	380,000	354,320
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	1,035,000	941,464
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010	1,961,000	1,946,293
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 1/4s, 2011	1,285,000	1,211,113
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	1,473,000	1,322,018
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	3,786,000	3,293,820
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	655,000	604,238
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	1,553,000	1,273,460
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	1,013,000	891,440
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.868s, 2014	156,000	120,120
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	555,000	466,200
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	320,000	288,400
iStar Financial, Inc. sr. unsec. unsub. notes 8 5/8s,
2013 (R)	675,000	318,938
iStar Financial, Inc. sr. unsec. unsub. notes 5.65s,
2011 (R)	885,000	504,450
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	430,000	174,150
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	510,000	499,800
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	1,460,000	1,339,550
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	1,195,000	896,250
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	224,175
Universal City Florida Holding Co. sr. unsec. notes
FRN 5.233s, 2010	1,110,000	1,012,875
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.315s, 2014	330,000	254,925
		20,605,529

Gaming and lottery (2.7%)
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014	1,460,000	1,215,450
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	1,250,000	1,040,625
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,020,000	888,675
Harrah's Operating Co., Inc. company guaranty sr. sec.
notes Ser. A144, 10s, 2018	2,712,000	1,898,400
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. sec. notes 11 1/4s, 2017	860,000	875,050
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	14,000	12,180
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,995,000	468,825
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	345,000	262,200
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017	830,000	593,450
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	260,000	273,650
MTR Gaming Group, Inc. 144A company guaranty sr. notes
12 5/8s, 2014	2,190,000	2,135,250
Penn National Gaming, Inc. company guaranty sr. notes
6 7/8s, 2011	290,000	290,000
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019	385,000	382,113
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,250,000	1,087,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	2,357,000	2,357,000

Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017	410,000	403,850
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	1,600,000	506,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	3,905,000	390,500
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014	1,155,000	1,062,600
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	2,640,000	2,686,200
		18,829,518

Health care (7.5%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,985,000	2,084,250
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	1,475,000	1,480,531
DaVita, Inc. company guaranty 6 5/8s, 2013	2,025,000	1,964,250
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	2,975,000	2,889,469
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	1,245,000	1,350,825
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	2,163,000	2,184,630
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,735,000	2,769,188
HCA, Inc. sr. sec. notes 9 1/8s, 2014	4,910,000	4,959,100
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	515,000	530,450
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019	1,600,000	1,620,000
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,765,000	1,575,263
Healthsouth Corp. company guaranty sr. unsec. notes
FRN 7.218s, 2014	825,000	787,875
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	660,000	645,150
Omnicare, Inc. company guaranty 6 3/4s, 2013	185,000	174,825
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	514,000	475,450
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	2,195,000	2,063,300
Psychiatric Solutions, Inc. 144A sr. sub. notes
7 3/4s, 2015	505,000	474,069
Select Medical Corp. company guaranty 7 5/8s, 2015	3,065,000	2,789,150
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,149,450
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	2,005,000	1,884,700
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	2,790,000	2,650,500
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	1,575,000	1,551,375
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,540,000	1,139,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	1,352,081	1,000,540
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	560,000	603,400
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	2,335,000	2,393,375
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	655,000	615,700
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	265,000	268,313
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	3,436,000	3,375,870
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	3,150,000	3,299,625
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	690,000	665,850
		51,416,073

Homebuilding (0.8%)
D.R. Horton, Inc. company guaranty sr. unsec. unsub.
notes Ser. MTN, 6s, 2011	675,000	671,625
Meritage Homes Corp. company guaranty 6 1/4s, 2015	1,490,000	1,281,400
Meritage Homes Corp. sr. notes 7s, 2014	245,000	215,600
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	3,860,000	2,296,700
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	925,000	726,125
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014	505,000	396,425
		5,587,875

Household furniture and appliances (0.3%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	945,000	836,325
Sealy Mattress Co. 144A sr. sec. notes 10 7/8s, 2016	1,400,000	1,505,000
		2,341,325

Lodging/Tourism (0.8%)
FelCor Lodging LP company guaranty 9s, 2011 (R)	1,617,000	1,515,938
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	450,000	418,500
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,445,000	2,408,325
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 3.129s, 2014	1,100,000	814,000
		5,156,763

Media (1.8%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	1,290,000	1,238,400

Affinion Group, Inc. company guaranty 10 1/8s, 2013		1,770,000	1,758,938
Affinity Group, Inc. sr. sub. notes 9s, 2012		1,765,000	1,129,600
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		100,000	92,250
Interpublic Group of Companies, Inc. (The) sr. unsec.
unsub. notes FRN 2.44s, 2010		800,000	764,000
Interpublic Group of Companies, Inc. (The) 144A sr.
unsec. notes 10s, 2017		345,000	360,956
Liberty Media, LLC sr. notes 5.7s, 2013		1,610,000	1,529,500
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		2,065,000	1,951,425
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		2,060,000	1,442,000
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		930,000	941,625
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		705,000	724,388
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	240,000	349,941
			12,283,023

Oil and gas (8.1%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015		444,000	297,480
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		1,310,000	877,700
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017		220,000	194,150
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		400,000	408,000
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		3,815,000	3,738,700
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		3,650,000	2,518,500
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		2,015,000	1,984,775
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		2,360,000	1,663,800
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		1,070,000	1,086,050
Denbury Resources, Inc. company guaranty 7 1/2s, 2013		179,000	177,210
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016		330,000	347,325
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		2,045,000	1,993,875
Encore Acquisition Co. sr. sub. notes 6s, 2015		2,295,000	1,973,700
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012		250,000	246,250
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		2,890,000	2,651,575
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014		175,000	160,563
Forest Oil Corp. sr. notes 8s, 2011		3,105,000	3,159,338
Harvest Operations Corp. sr. notes 7 7/8s, 2011		2,350,000	2,173,750
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015		1,225,000	1,130,063
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		300,000	288,000
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018		360,000	351,000
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		3,230,000	3,116,950
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		620,000	403,000
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		1,405,000	899,200
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		2,150,000	2,182,250
PetroHawk Energy Corp. 144A sr. notes 10 1/2s, 2014		455,000	486,850
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		1,340,000	1,246,200
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		365,000	354,050
Plains Exploration & Production Co. company guaranty
7s, 2017		3,065,000	2,819,800
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		480,000	398,400
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015		565,000	531,100
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		880,000	932,800
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		420,000	413,700
Sabine Pass LNG LP sec. notes 7 1/2s, 2016		2,300,000	1,863,000
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.222s, 2014		675,000	560,498
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		2,115,000	1,914,075
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		3,215,000	2,909,575
Whiting Petroleum Corp. company guaranty 7s, 2014		2,030,000	1,989,400
Williams Cos., Inc. (The) notes 7 3/4s, 2031		2,430,000	2,472,248
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		730,000	790,469
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		1,395,000	1,513,017
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		700,000	716,371
			55,934,757

Publishing (0.3%)
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011 (F)		85,000	40,821
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011 (F)		11,090	5,326
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)		1,356,600	735,956
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		1,110,000	928,238
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)		410,000	386,425

		2,096,766

Retail (2.3%)
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	1,355,000	836,713
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	2,008,000	1,882,500
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	975,000	1,082,250
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014	2,930,000	2,512,475
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	1,355,000	616,525
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.668s, 2012	385,000	169,400
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,490,000	1,281,400
Michaels Stores, Inc. company guaranty 10s, 2014	890,000	849,950
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	3,027,355	2,255,379
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017	2,970,000	3,014,550
United Auto Group, Inc. company guaranty 7 3/4s, 2016	1,690,000	1,487,200
		15,988,342

Technology (4.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	5,000	4,150
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,360,000	1,343,000
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)	855,000	893,475
Avago Technologies Finance company guaranty sr. unsec.
notes FRN 6.168s, 2013 (Singapore)	7,000	6,580
Avago Technologies Finance company guaranty sr. unsec.
sub. notes 11 7/8s, 2015 (Singapore)	390,000	415,736
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	1,065,000	1,057,013
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	660,000	521,400
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,605,000	1,364,250
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	570,000	513,000
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	4,720,000	4,035,600
First Data Corp. 144A company guaranty sr. sub. notes
11 1/4s, 2016	750,000	573,750
First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 10.55s, 2015 (PIK)	2,465,000	1,910,375
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	3,960,000	2,673,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	272,000	150,960
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	155,000	157,906
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	785,000	785,000
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	1,180,000	1,140,175
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	980,000	973,875
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	210,000	142,800
National Semiconductor Corp. sr. unsec. notes 6.6s,
2017	1,215,000	1,119,983
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)	1,235,000	1,544
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	225,000	205,875
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	1,040,000	897,000
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016	605,000	543,620
Seagate Technology International 144A company guaranty
sr. sec. notes 10s, 2014 (Cayman Islands)	590,000	632,775
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	1,997,000	1,977,030
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	3,884,000	3,845,160
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	1,235,000	1,142,375
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	1,760,000	1,724,800
Xerox Capital Trust I company guaranty 8s, 2027	1,625,000	1,304,843
		32,057,050

Textiles (0.4%)
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	1,135,000	1,135,000
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	1,340,000	1,370,150
		2,505,150

Tire and rubber (0.5%)
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	605,000	614,075
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	2,515,000	2,684,763
		3,298,838

Transportation (0.4%)
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,455,000	1,367,700
RailAmerica, Inc. 144A company guaranty sr. notes
9 1/4s, 2017	1,305,000	1,349,044
		2,716,744

Utilities and power (6.4%)
AES Corp. (The) sr. unsec. notes 8s, 2020	520,000	486,200
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	1,065,000	1,019,738
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	2,102,000	2,144,040
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	1,220,000	1,322,681
Ameren Corp. sr. unsec. notes 8 7/8s, 2014 (Mexico)	1,325,000	1,443,933
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	504,904
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	1,430,000	1,459,601
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	555,000	449,550
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	2,180,000	1,929,300
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	755,000	615,325
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	175,000	155,750
Edison Mission Energy sr. unsec. notes 7.2s, 2019	1,920,000	1,392,000
Edison Mission Energy sr. unsec. notes 7s, 2017	45,000	34,369
El Paso Corp. sr. notes Ser. GMTN, 7.8s, 2031	705,000	627,450
El Paso Corp. sr. unsec. notes 12s, 2013	420,000	474,600
El Paso Corp. sr. unsec. notes 7s, 2017	750,000	704,933
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	901,536
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	3,720,000	3,478,200
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	805,000	821,100
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	230,000	223,100
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	2,645,000	2,658,225
Mirant North America, LLC company guaranty 7 3/8s, 2013	2,960,000	2,841,600
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	495,000	579,734
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	890,588
NRG Energy, Inc. sr. notes 7 3/8s, 2016	7,400,000	7,076,250
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	2,025,000	2,090,813
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	485,000	508,436
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	1,940,000	1,973,950
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	680,000	712,014
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012	1,165,000	1,230,298
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 6 3/4s, 2015	140,000	146,738
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	610,000	680,697
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	305,000	320,358
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	1,430,000	1,652,342
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	620,000	707,257
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	68,000	71,569
		44,329,179

Total corporate bonds and notes (cost $576,660,367)		$550,980,515

SENIOR LOANS (9.1%)(a)(c)
	Principal amount	Value

Automotive (0.3%)
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.313s, 2014	$1,983,376	$1,972,467
		1,972,467

Basic materials (0.4%)
Huntsman International, LLC bank term loan FRN Ser. B,
2.011s, 2014	1,214,085	1,131,123
Lyondell Chemical Co. bank term loan FRN 13s, 2009 (U)	250,000	258,906
NewPage Holding Corp. bank term loan FRN 4.063s, 2014	950,883	880,586
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	425,647	420,681
		2,691,296

Broadcasting (0.2%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.714s, 2016	290,000	201,671
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.511s, 2014	1,850,000	1,448,285
		1,649,956

Capital goods (0.4%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014	28,680	21,379
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.372s, 2014	564,341	420,670
Hexcel Corp. bank term loan FRN 6 1/2s, 2014	276,500	276,730
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.814s, 2013	720,000	645,267
Sensata Technologies BV bank term loan FRN 2.246s,
2013 (Netherlands)	351,596	287,137
Sequa Corp. bank term loan FRN 3.844s, 2014	579,632	494,136
Wesco Aircraft Hardware Corp. bank term loan FRN
6.02s, 2014	300,000	225,000
Wesco Aircraft Hardware Corp. bank term loan FRN

2.52s, 2013	634,000	580,110
		2,950,429

Communication services (0.5%)
Cebridge Connections, Inc. bank term loan FRN 4.781s,
2014	615,000	554,269
Charter Communications, Inc. bank term loan FRN
6 3/4s, 2014	1,275,000	1,076,578
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015	881,757	668,665
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	130,000	134,008
Mediacom Communications Corp. bank term loan FRN Ser.
C, 2.01s, 2015	889,648	827,372
		3,260,892

Consumer cyclicals (3.0%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.03s, 2014	2,376,693	2,029,102
Building Materials Holdings Corp. bank term loan FRN
3.063s, 2014	1,167,075	1,064,956
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,843,250	1,720,366
Chester Down & Marina, LLC bank term loan FRN 12 3/8s,
2016	1,025,000	991,688
Citadel Communications bank term loan FRN Ser. B,
2.341s, 2014	760,000	430,160
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	377,605	319,076
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014	822,935	214,375
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.279s, 2014	307,065	79,990
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.27s,
2014	238,636	162,671
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.318s, 2014	135,852	92,606
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	1,553,100	1,529,804
Navistar Financial Corp. bank term loan FRN 3.455s,
2012	940,000	874,200
Navistar International Corp. bank term loan FRN
3.511s, 2012	2,585,000	2,404,050
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.493s, 2013	570,000	469,232
QVC, Inc. bank term loan FRN 5.095s, 2014	385,000	379,827
Six Flags Theme Parks bank term loan FRN 2.656s, 2015	2,822,348	2,729,445
Thomas Learning bank term loan FRN Ser. B, 2.76s, 2014	3,038,579	2,605,581
Travelport bank term loan FRN 3.098s, 2013	48,408	43,446
Travelport bank term loan FRN Ser. B, 2.883s, 2013	49,559	44,479
Travelport bank term loan FRN Ser. DD, 2.761s, 2013	329,530	294,929
Travelport, LLC. bank term loan FRN Ser. C, 10 1/2s,
2013	280,000	282,450
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	3,524,169	1,475,746
United Components, Inc. bank term loan FRN Ser. D,
2.72s, 2012	194,222	176,257
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	675,000	431,325
		20,845,761

Consumer staples (0.7%)
Claire's Stores, Inc. bank term loan FRN 3.064s, 2014	857,812	558,803
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.973s,
2013	208,616	209,952
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.939s,
2013	786,906	791,947
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.505s,
2013	120,499	121,271
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 3.031s, 2014	1,355,954	1,250,867
Revlon Consumer Products bank term loan FRN Ser. B,
4.383s, 2012	795,000	739,748
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	1,130,000	1,169,550
Rite-Aid Corp. bank term loan FRN Ser. B, 2.027s, 2014	118,500	102,256
		4,944,394

Financials (0.1%)
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6.002s, 2013	670,000	635,383
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.496s, 2014	414,735	336,626
		972,009

Health care (1.0%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.612s, 2014	1,562,515	1,455,581
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.511s, 2014	81,539	75,959
Healthsouth Corp. bank term loan FRN Ser. B, 2.53s,
2013	1,457,736	1,409,840
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.738s, 2014	2,488,974	2,065,849
Select Medical Corp. bank term loan FRN Ser. B,

2.413s, 2012	329,141	310,489
Surgical Care Affiliates, Inc. bank term loan FRN
Ser. B, 2.6s, 2015	287,269	259,260
United Surgical Partners International, Inc. bank term
loan FRN 2.384s, 2014	1,279,711	1,183,733
		6,760,711

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN 0.166s, 2013	432,897	329,929
Realogy Corp. bank term loan FRN Ser. B, 3.281s, 2013	1,607,903	1,225,452
		1,555,381

Media (--%)
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TA, 2.276s, 2013	85,054	79,171
Nielsen Finance LLC/Nielsen Finance Co. bank term loan
FRN Ser. TB, 4.026s, 2016	177,597	166,460
		245,631

Oil and gas (0.1%)
Targa Resources, Inc. bank term loan FRN 2.263s, 2012	395,963	387,879
Targa Resources, Inc. bank term loan FRN 0.473s, 2012	229,325	224,643
		612,522

Retail (0.4%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 2.575s, 2013	574,647	497,788
Dollar General Corp. bank term loan FRN Ser. B1,
3 1/8s, 2013	1,275,000	1,240,115
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013	772,136	681,169
		2,419,072

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	594,293	546,750
First Data Corp. bank term loan FRN Ser. B3, 3.017s,
2014	933,334	775,979
Flextronics International, Ltd. bank term loan FRN
Ser. B, 2.759s, 2014 (Singapore)	224,791	201,525
Flextronics International, Ltd. bank term loan FRN
Ser. B, 2.696s, 2014 (Singapore)	782,272	701,307
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014	571,965	538,600
Freescale Semiconductor, Inc. bank term loan FRN
Ser. B, 2.031s, 2013	469,322	350,232
		3,114,393

Utilities and power (1.3%)
Calpine Corp. bank term loan FRN Ser. B, 3.475s, 2014	2,725,551	2,501,118
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.776s, 2014	5,587,422	4,246,441
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.776s, 2014	3,252,075	2,461,125
		9,208,684

Total senior loans (cost $67,904,409)		$63,203,598

CONVERTIBLE BONDS AND NOTES (3.2%)(a)
	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$563,070
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	1,515,000	1,217,681
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	1,175,000	1,064,844
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	880,000	1,008,700
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	620,000	860,250
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	865,000	1,029,437
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	855,000	721,406
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	770,000	365,750
Global Crossing, Ltd. cv. sr. unsec. notes 5s, 2011	710,000	681,572
Intel Corp. cv. jr. unsec. sub. bonds 2.95s, 2035	720,000	649,800
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	845,000	1,087,431
Interpublic Group of Companies, Inc. (The) cv. sr.
unsec. notes 4 1/4s, 2023	1,055,000	967,963
Jazz Technologies, Inc. cv. company guaranty sr.
unsec. unsub. notes 8s, 2011	20,000	13,700
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	795,000	585,836
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,000,000	738,750
Massey Energy Co. cv. company guaranty sr. unsub.
notes 3 1/4s, 2015	3,212,000	2,400,970
Maxtor Corp. cv. company guaranty sr. unsec. unsub.
debs 2 3/8s, 2012	1,220,000	1,218,475
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	175,000	148,313

NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	288,000	244,080
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	2,155,000	1,761,713
SAVVIS, Inc. cv. sr. unsec. notes 3s, 2012	999,000	854,145
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	1,147,000	952,010
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	510,000	622,200
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	1,310,000	903,900
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	1,265,000	1,146,406
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	353,000	250,189

Total convertible bonds and notes (cost $19,746,087)		$22,058,591

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	$3,901,050	$1,277,602
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	1,713,190

Total asset-backed securities (cost $2,040,547)		$2,990,792

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Argentina (Republic of) bonds FRB 1.597s, 2013	$2,000,000	$718,000

Total foreign government bonds and notes (cost $770,000)		$718,000

MORTGAGE-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value

GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	$1,025,000	$265,296
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,000,000	70,000
Ser. 04-1A, Class K, 5.45s, 2040	365,000	21,900
Ser. 04-1A, Class L, 5.45s, 2040	165,000	8,250

Total Mortgage-backed securities (cost $2,152,752)		$365,446

SHORT-TERM INVESTMENTS (4.7%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	32,285,673	$32,285,673
U.S. Treasury Bills with an effective yield of 0.70%,
December 17, 2009 (SEGSF)	$250,000	249,482

Total short-term investments (cost $32,535,155)		$32,535,155

TOTAL INVESTMENTS

Total investments (cost $701,809,317) (b)		$672,852,097

FORWARD CURRENCY CONTRACTS TO BUY at 8/31/09 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$1,087,650	$1,094,041	9/17/09	$(6,391)

Total				$(6,391)

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/09 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$5,051,103	$5,078,540	9/17/09	$27,437

Total				$27,437

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/09 (Unaudited)
				Fixed payments
			Termi-	received	Unrealized
Swap counterparty /		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	amount	date	per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%,
11/15/11	Ba2	$400,000	9/20/12	350 bp	$(1,931)

Deutsche Bank AG
Nalco Co., 7.75%,
11/15/11	Ba2	370,000	12/20/12	363 bp	(1,547)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	255,000	6/20/12	230 bp	(80,612)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	255,000	6/20/13	595 bp	(30,341)

Morgan Stanley Capital Services, Inc.
Nalco Co., 7.75%,
11/15/11	Ba2	405,000	9/20/12	330 bp	(4,383)

Nalco Co., 7.75%,
11/15/11	Ba2	530,000	3/20/13	460 bp	13,468

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	635,000	9/20/13	(760 bp)	(70,129)

Total					$(175,475)

* Payments related to the reference debt are made upon a credit default event.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2009.

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

NOTES

(a) Percentages indicated are based on net assets of $689,105,304.

(b) The aggregate identified cost on a tax basis is $701,839,185, resulting in gross unrealized appreciation and depreciation of $30,737,577 and $59,724,665, respectively, or net unrealized depreciation of $28,987,088.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at August 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at August 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $38,535 for the period ended August 31, 2009. During the period ended August 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $114,665,113 and $82,379,440, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of August 31, 2009, the fund had unfunded loan commitments of $83,308, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Lyondell Chemical Co.	$83,308

At August 31, 2009, liquid assets totaling $2,215,000 have been designated as collateral for open swap contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at August 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings).

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund had an average notional balance of $5,426,210 in forward currency contracts during the period ended August 31, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.

An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional balance of $5,446,300 in forward currency contracts during the period ended August 31, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At August 31, 2009, the fund had net liability position of $185,138 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $139,930.

Lehman receivable payable agreement: On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $4,975,120 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$--	$2,990,792

Convertible bonds and notes	--	22,058,591	--

Corporate bonds and notes	--	550,927,952	52,777

Foreign government bonds and notes	--	718,000	--

Mortgage-backed securities	--	365,446	--

Senior loans	--	63,203,598	--

Short-term investments	32,285,673	249,482	--

Totals by level	$32,285,673	$637,523,069	$3,043,569

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(154,429)	$1,242,785

Other financial instruments include swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of August 31, 2009:

				Change in net
	Balance as of	Accrued discounts/	Realized gain/	unrealized appreciation/	Net purchases/	Net transfers in and/	Balance as of
Investments in securities:	November 30, 2008	premiums	(loss)	(depreciation) †	sales	or out of Level 3	August 31, 2009

Asset-backed securities	$1,569,744	$--	$--	$1,421,048	$--	$--	$2,990,792

Corporate bonds and notes	$356,552	--	(534)	9,238	(8,840)	(303,639)	$52,777

Totals:	$1,926,296	$--	$(534)	$1,430,286	$(8,840)	$(303,639)	$3,043,569

† Includes $1,421,048 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for all securities (including Level 1 and Level 2) can be found in the Statement of operations.

				Change in net
	Balance as of	Accrued discounts/	Realized gain/	unrealized appreciation/	Net purchases/	Net transfers in and/	Balance as of
	November 30, 2008	premiums	(loss)	(depreciation) †	sales	or out of Level 3	August 31, 2009 ††

Other financial instruments:	$1,282,159	$--	--	(39,374)	--	-	$1,242,785

Other financial instruments include swaps and forward contracts.

Includes amount receivable under receivable purchase agreement.

† Includes ($39,374) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for all securities (including Level 1 and Level 2) can be found in the Statement of operations.

Market Values of Derivative Instruments as of August 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$13,468	$(188,943)

Foreign exchange contracts	27,437	(6,391)

Total	$40,905	$(195,334)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009